Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

The amounts of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)

Cost of revenues	$204	90	9
Research and development	5,222	3,165	339
General and administrative	723	387	50
Sales and marketing	995	544	59
Total compensation recognized in income	$7,144	4,186	457
Income tax benefit	$1,525	894	89

Schedule of RSUs activity under the long-term incentive plan

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2017	182,488	$8.60
Granted	580,235	10.93
Vested	(662,368)	10.62
Forfeited	(7,755)	8.77
Balance at December 31, 2017	92,600	8.77
Granted	676,273	5.76
Vested	(698,427)	5.92
Forfeited	(10,108)	8.55
Balance at December 31, 2018	60,338	7.98
Vested	(38,878)	8.29
Forfeited	(2,967)	7.98
Balance at December 31, 2019	18,493	7.34

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenues	$112	56	-
Research and development	5,097	3,104	86
General and administrative	686	373	26
Sales and marketing	980	538	19
Total compensation recognized in income	$6,875	4,071	131
Income tax benefit	$1,525	894	30

Schedule of valuation assumptions

The risk-free rates for the expected term of the options are based on the interest rates of 1 years and 1.5 years U.S. Treasury yield at the time of grant.

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term

Granted	2,226,690	$2.27	1.75
Exercised	-	-
Forfeited	-	-
Balance at December 31, 2019	2,226,690	2.27	1.5
Exercisable at December 31, 2019	-	-

Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2017	616,000	$0.9139	3.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2017	581,000	0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(35,000)	0.9139
Balance at December 31, 2018	546,000	0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(25,000)	0.9139
Expired	(521,000)	0.9139
Balance at December 31, 2019	-	-
Exercisable at December 31, 2019	-	-

Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

The risk-free rates for the expected term of the options are based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2016 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	38.04%
Expected term (years)	3.125
Risk-free interest rate	0.50%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2017	1,797,000	$0.9139	3.0
Granted	-	-
Exercised	(115,000)	0.9139
Forfeited	(173,000)	0.9139
Balance at December 31, 2017	1,509,000	0.9139	2.0
Granted	-	-
Exercised	-	-
Forfeited	(150,000)	0.9139
Balance at December 31, 2018	1,359,000	0.9139	1.0
Granted	-	-
Exercised	-	-
Forfeited	(209,000)	0.9139
Expired	(1,135,000)	0.9139
Balance at December 31, 2019	15,000	0.9139
Exercisable at December 31, 2019	15,000	0.9139

Himax Display [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

The risk-free rate for the expected term of the options is based on the interest rates of 2 years and 5 years ROC central government bond at the time of grant.

2015 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	33.52%
Expected term (years)	3.125
Risk-free interest rate	0.65%

Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2017	1,993,000	$1.986	2.75
Granted	-	-
Exercised	-	-
Forfeited	(50,000)	1.986
Balance at December 31, 2017	1,943,000	1.986	1.75
Granted	-	-
Exercised	-	-
Forfeited	(32,000)	1.986
Balance at December 31, 2018	1,911,000	1.986	0.75
Granted	-	-
Exercised	-	-
Forfeited	(22,200)	1.986
Expired	(1,888,800)	1.986
Balance at December 31, 2019	-	-
Exercisable at December 31, 2019	-	-